Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
ESP	(29)	(28)
RSUs/PSUs	(50)	(44)
Other (1)	(10)	(9)
Total share-based payments	(89)	(81)

(1) Includes DSP, DSUs and stock options.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes the status of unvested employer contributions at December 31, 2018 and 2017.

NUMBER OF ESP SHARES	2018	2017
Unvested contributions, January 1	1,039,030	1,073,212
Contributions(1)	671,911	610,657
Dividends credited	56,926	49,299
Vested	(501,089)	(553,837)
Forfeited	(146,352)	(140,301)
Unvested contributions, December 31	1,120,426	1,039,030

(1)	The weighted average fair value of the shares contributed was $55 in 2018 and $60 in 2017.
The following table summarizes BCE’s outstanding stock options at December 31, 2018 and 2017.

		2018		2017
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		10,490,249	55	10,242,162	52
Granted		3,888,693	56	3,043,448	59
Exercised(1)	27	(266,941)	42	(2,555,863)	45
Forfeited		(39,669)	58	(239,498)	58
Outstanding, December 31		14,072,332	56	10,490,249	55
Exercisable, December 31		4,399,588	52	2,013,983	45

(1)	The weighted average share price for options exercised was $55 in 2018 and $60 in 2017.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes the status of outstanding DSUs at December 31, 2018 and 2017.

NUMBER OF DSUs	2018	2017
Outstanding, January 1	4,309,528	4,131,229
Issued(1)	94,580	69,742
Settlement of RSUs/PSUs	112,675	101,066
Dividends credited	240,879	203,442
Settled	(365,665)	(195,951)
Outstanding, December 31	4,391,997	4,309,528

(1)	The weighted average fair value of the DSUs issued was $55 in 2018 and $59 in 2017.
The following table summarizes outstanding RSUs/PSUs at December 31, 2018 and 2017.

NUMBER OF RSUs/PSUs	2018	2017
Outstanding, January 1	2,740,392	2,928,698
Granted(1)	1,006,586	879,626
Dividends credited	149,258	132,402
Settled	(1,027,321)	(1,096,403)
Forfeited	(56,218)	(103,931)
Outstanding, December 31	2,812,697	2,740,392
Vested, December 31(2)	880,903	985,382

(1)	The weighted average fair value of the RSUs/PSUs granted was $57 in 2018 and $58 in 2017.

(2)	The RSUs/PSUs vested on December 31, 2018 were fully settled in February 2019 with BCE common shares and/or DSUs.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2018.

	STOCK OPTIONS OUTSTANDING
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$40-$49	1,747,042	2	46
$50-$59	12,232,011	5	57
$60 & above	93,279	5	61
	14,072,332	4	56

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following table shows the principal assumptions used in the valuation.

2018
Weighted average fair value per option granted	$2.13
Weighted average share price	$57
Weighted average exercise price	$56
Dividend yield	5%
Expected volatility	12%
Risk-free interest rate	2%
Expected life (years)	4